Operating leases (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Operating Leases
Schedule of ROU assets and lease liabilities

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Operating lease right-of-use assets	6,637,141	7,643,582	1,073,688

Operating lease liabilities, current	1,814,071	1,770,413	248,688
Operating lease liabilities, non-current	5,346,727	6,558,669	921,291
Total operating lease liabilities	7,160,798	8,329,082	1,169,979

	As of March 31,
	2024	2025
	RMB	RMB	US$
Operating lease right-of-use assets	5,469,166	6,637,141	932,314

Operating lease liabilities, current	1,081,370	1,814,071	254,821
Operating lease liabilities, non-current	4,859,692	5,346,727	751,050
Total operating lease liabilities	5,941,062	7,160,798	1,005,871

Schedule of weighted-average remaining lease term and discount rate of leases

	As of
	March 31,	September 30,
	2025	2025
	(Audited)	(Unaudited)
Weighted average remaining lease terms	4.73	3.01
Weighted average discount rate	6.70%	6.70%

	For the years ended March 31,
	2024	2025
Weighted average remaining lease terms	3.54	4.73
Weighted average discount rate	6.70%	6.70%

Schedule of operating lease liabilities

12 months ending March 31,	RMB
(Unaudited)
Second half year of 2026	1,060,574
2027	2,570,265
2028	3,600,663
2029	1,800,206
2030 and after	252,442
Total lease payment	9,284,150
less: imputed interest	(955,068)
Total lease liabilities	8,329,082

12 months ending March 31,	RMB
2026	2,218,648
2027	2,176,115
2028	2,379,569
2029	1,247,764
Total lease payment	8,022,096
less: imputed interest	(861,298)
Total lease liabilities	7,160,798